Business combinations (Details Text) - Concil - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Business combinations (Details Text) [Abstract]
Ownership interest acquired	100.00%	100.00%	100.00%
Consideration paid (received)	R$ 43,896
Value of net assets	23,165
Goodwill				R$ 20,731
Cash transferred	35,000
Liabilities incurred	R$ 8,896
Contingent liabilities recognised as of acquisition date				7,848
Bottom of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate		0.020
Estimated discount rate based on WACC		0.175
Top of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate		0.045
Estimated discount rate based on WACC		0.195
Customer-related intangible assets
Business combinations (Details Text) [Abstract]
Intangible assets				3,839
Non-compete Agreements
Business combinations (Details Text) [Abstract]
Intangible assets				940
Computer software
Business combinations (Details Text) [Abstract]
Intangible assets				R$ 33,136